Schedule of shared based payments in lieu of cash (Details)	12 Months Ended
Jun. 30, 2025 AUD ($) shares
IfrsStatementLineItems [Line Items]
Related Party Fair value of liability | $	$ 102,673
Related Party Number of shares | shares	13,430
Collin visaggio [member]
IfrsStatementLineItems [Line Items]
Related Party Fair value of liability | $	$ 73,333
Related Party Number of shares | shares	10,254
John chegwidden [member]
IfrsStatementLineItems [Line Items]
Related Party Fair value of liability | $	$ 29,340
Related Party Number of shares | shares	3,176